Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

27Related party transactions

Key management personnel compensation

Key management personnel are the members of the Board and executive officers.

	2025	2024
	£ 000	£ 000
Salaries and other short term employee benefits (including bonuses)	1,731	1,455
Payments to defined contribution pension schemes	19	4
Share-based payment expense	4,992	2,563
	6,742	4,022

The short-term benefits disclosed above include £231 thousand (2024: £187 thousand) of bonuses which were unpaid as at year end and are included in other payables. Aggregate gains made on the exercise of share options for the Directors during the year totaled £nil (2024: £nil).

27Related party transactions (continued)

Summary of relationships with Directors

During the year the following were appointed as members of the Board of Directors:

Name	Effective date
Dómhnal Slattery (chairman)	January 14, 2025
Kris Haber	April 30, 2025
James Keith Brown	May 14, 2025
Poul Carsten Stendevad	May 14, 2025
Lord Andrew Parker	June 2, 2025
Patrick Ky	September 1, 2025

During the year the following resigned as members of the Board of Directors:

Name	Effective date
Vincent Casey	January 14, 2025
Stephen Fitzpatrick	January 30, 2025
Gur Kimchi	April 30, 2025
Kathy Cassidy	May 14, 2025
Stephen Welch	June 2, 2025

Both Stuart Simpson’s and Dómhnal Slattery’s engagements with the Company include anti-dilution provisions, subject to their continued service with the Company. In October 2025, the terms of these engagements were amended resulting in their respective holdings and anti-dilution thresholds adjusting to 2.0% and 1.4% of the Company’s then issued and outstanding ordinary shares (excluding Earn Out Shares, being certain shares held subject to restrictions and subject to forfeiture until the Company satisfies certain milestones) respectively (previously 2.4% and 1% respectively). Should their respective awards represent less than these thresholds the Company will grant further nil-cost options such that Stuart Simpson’s and Dómhnal Slattery’s respective holding (excluding any sold, transferred or other disposed shares) remains 2.0% and 1.4% of the Company’s then issued and outstanding ordinary shares respectively.

During the year ended December 31, 2025, a total of 1,334,093 share options were awarded to Stuart Simpson (2024: 1,195,035), vesting on a quarterly basis until March 31, 2028, and 1,353,865 share options were awarded to Dómhnal Slattery (2024: nil), vesting on a quarterly basis until December 31, 2028.

On October 22, 2025, the Group entered into an agreement with Clahane Capital SEZC Ltd., a company wholly owned by Dómhnal Slattery pursuant to which Clahane Capital SEZC Ltd. agreed to provide executive assistant services to Dómhnal Slattery as Chair of the Board of the Company. During the year Clahane Capital SEZC Ltd. charged the group £13 thousand (2024: £nil) for this service, of which £4 thousand was outstanding as at December 31, 2025 (2024: £nil)

During the year ended December 31, 2025, a total of 110,155 share options and restricted stock units were awarded to other independent members of the Board of Directors (2024: 76,142).

27Related party transactions (continued)

Summary of relationship with Mudrick Capital

During the year ended December 31, 2025, the Company recognized fair value gains totaling £318,035 thousand (2024: £230,495 thousand subsequent to the substantial modification) and interest charges of £12,205 thousand (2024: £nil subsequent to the substantial modification) in relation to Convertible Senior Secured Notes. Please see note 24 for further details.

The January 2025 Offering included an investment from Mudrick Capital of $25 million (approximately £20 million) in exchange for 4,166,666 Units. Each unit consists of (i) one ordinary share; (ii) one-half of one Tranche A Warrant; and (iii) one-half of one Tranche B Warrant. The Tranche A warrants will expire on the five-year anniversary of the date of issuance and are exercisable at an exercise price of $6.00 per whole ordinary share. The Tranche B warrants will expire five years from the date of issuance and are exercisable at an exercise price of $7.50 per whole ordinary share. The July 2025 Offering included an investment from Mudrick Capital of $12.5 million (approximately £9.2 million) in exchange for 2,500,000 shares.

On December 23, 2024, we entered into a Shareholder Letter Agreement pursuant to which, among other things, we granted Mudrick Capital certain rights to participate in our future equity offerings so long as Mudrick Capital beneficially owns greater than 20% of our issued and outstanding ordinary shares.

Summary of relationship with Stephen Fitzpatrick

In December 2024, the Company granted Stephen Fitzpatrick a 12-month option to invest up to $25 million (approximately £20 million) in ordinary shares of the Company at a strike price equal to the per share purchase price paid by investors in the January 2025 Offering. The option was not exercised during the 12-month period following the January 2025 Offering, however Stephen Fitzpatrick retains certain rights to participate in our future equity offerings so long he beneficially owns greater than 3% of our issued and outstanding ordinary shares.

During the year December 31, 2025, Imagination Industries Investments Ltd, a company controlled by Stephen Fitzpatrick provided and charged the Group with services totaling £263 thousand (2024: £57 thousand), of which £134 thousand remained outstanding as at December 31, 2025 (December 31, 2024: £56 thousand), and the Group provided Imagination Industries Investments Ltd with services totaling £18 thousand (2024: £52 thousand), of which £18 thousand was outstanding as at December 31, 2025 (December 31, 2024: £52 thousand).